SCHEDULE OF FAIR VALUE OF OPTIONS GRANTED (Details)	12 Months Ended
Dec. 31, 2024
Equity Incentive Plan
Weighted- average volatility	95.00%
Risk-free rate	3.81%
Dividend yield	0.00%
Expected term years	10 years